Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0001901164
Registrant Name	T. ROWE PRICE OHA SELECT PRIVATE CREDIT FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES